Derivative Instruments (Details 2) (Interest Rate Swap Agreements, Derivatives not designated as hedging instruments, Long-term liabilities-Derivatives instruments, USD $)	Mar. 31, 2014
Interest Rate Swap Agreements | Derivatives not designated as hedging instruments | Long-term liabilities-Derivatives instruments
Derivative asset and liability
Liability derivatives	$ 14,062,416